LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 5 – LEASES

The company does not lease facilities under any operating lease or month-to-month arrangement. Intermittently the Company has rented office space on an as needed basis from a related party.

Total rent expense for the three and nine months ended September 30, 2024 and September 30, 2023 was $3,500 and $6,500, and $0 and $0, respectively.

NOTE 5 – LEASES

The company does not lease facilities under any operating lease or month-to-month arrangement. Prior to January 1, 2022 the company was leasing a corporate office facility on a month-to-month basis from a related party.

Total rent expense for the months ended December 31, 2023 and 2022 was $0 and $0.